GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
GOODWILL [Abstract]
Goodwill, beginning balance	$ 1,970	$ 2,026
Foreign currency translation adjustments	44	(56)
Goodwill, ending balance	$ 2,014	$ 1,970
Projected net cash flows, period	5 years
Discount rate	14.00%
Long-term growth rate	1.00%